Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Retirement Benefits [Abstract]
Profit-sharing provision	$ 342	$ 283	$ 382
Contributions to profit sharing	262	372	322
Components of net periodic benefit costs [Abstract]
Service cost	9	13	15
Interest cost	14	22	22
Amortization of actuarial loss	12	8	14
Amortization of prior service cost	(22)	(10)	(10)
Total postretirement benefit cost	13	33	41
Change in benefit obligation [Roll Forwad]
Benefit obligation at September 1	342	407
Service cost	9	13	15
Interest cost	14	22	22
Amendments	0	(139)
Actuarial (gain) loss	(1)	52
Benefit payments	(20)	(18)
Participants contributions	6	5
Benefit obligation, end of period	350	342	407
Change in plan assets [Roll Forward]
Plan assets at fair value, beginning of period	0	0
Plan participants contributions	6	5
Employer contributions	14	13
Benefits paid	(20)	(18)
Plan assets at fair value, end of period	0	0	0
Funded status [Abstract]
Funded status	(350)	(342)
Unrecognized actuarial gain	0	0
Unrecognized prior service cost	0	0
Accrued benefit cost at August 31	(350)	(342)
Amounts recognized in balance sheet [Abstract]
Current liabilities (present value of expected 2014 net benefit payments)	(10)	(10)
Non-current liabilities	(340)	(332)
Net liability recognized at August 31	(350)	(342)
Amounts recognized in accumulated other comprehensive (income) loss [Abstract]
Prior service credit	(228)	(250)
Net actuarial loss	148	161
Amounts expected to be recognized as components of net periodic costs [Abstract]
Prior service credit	(22)
Net actuarial loss	11
Assumptions used to compute postretirement benefit obligation [Abstract]
Discount rate assumption used to compute the postretirement benefit obligation, (in hundredths)	5.20%	4.15%
Discount rate assumption used to determine net periodic benefit cost (in hundredths)	4.15%	5.40%	4.95%
Percentage value of consumer price index used in assumptions to compute the postretirement benefit obligation (in hundredths)	2.00%	2.00%
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate (in hundredths)	7.00%
Description of direction and pattern of change for assumed health care cost trend rate	gradually decreasing to 5.25% over the next nine years
Ultimate health care cost trend rate (in hundredths)	5.25%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	(1)
Effect of one percentage point decrease on service and interest cost	1
Effect of one percentage point increase on postretirement obligation	(1)
Effect of one percentage point decrease on postretirement obligation	5
Estimated future benefit payments and federal subsidy [Abstract]
2014	10
2015	12
2016	13
2017	15
2018	17
2019-2023	$ 111